Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	$ (4.6)	$ 12.1	$ 32.2
Impacts of Tax Cuts and Jobs Act Enactment	0.0	0.0	0.6
Foreign earnings subject to different tax rates	0.6	(3.6)	(3.8)
Foreign derived intangible income	0.0	(1.1)	(1.7)
State and local income taxes, less federal income tax benefit	(0.1)	0.3	(0.1)
Tax on intercompany dividends and deemed dividends for tax purposes	0.1	4.4	4.1
Changes to unrecognized tax benefits	2.1	0.6	0.4
Other permanent items	(0.2)	(0.8)	(2.2)
Change in valuation allowance	0.3	0.3	2.2
Exchange gains and losses	(5.9)	(1.8)	(4.0)
Effective Income Tax Rate Reconciliation, Withholding Taxes, Net Of Credits	1.1	0.0	0.0
Other	0.9	(2.8)	(0.6)
Total	$ (5.7)	7.6	$ 27.1
Tax benefit due to revisions to our tax liabilities upon completion of prior year tax returns		$ 3.2